Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
Subsequent Event [Text Block]
21.	Subsequent Events

The Company issued 334,388 common shares to a retired director in exchange for vested DSUs and issued
900,000
common shares to senior management
upon settlement of
vested RSUs.

In January 2019, the Company amalgamated Paragon Minerals Corporation and Messina Minerals Inc. into one entity, renamed the entity NorZinc-Newfoundland Ltd., and transferred ownership from Canadian Zinc Corporation to NorZinc.